As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09128

Jundt Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Jundt U.S. Emerging Growth Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (8.3%)
Bioenvision, Inc. (b)	52,800	$453,641	$421,872
EntreMed, Inc. (b)	209,700	642,483	362,781
Exelixis, Inc. (b)	114,000	824,378	918,840
Telik, Inc. (b)	24,900	529,722	555,270
		2,450,224	2,258,763

CABLE (6.3%)
Charter Communications, Inc. - Class A (b)	335,500	674,898	892,430
Mediacom Communications Corporation - Class A (b)	125,900	630,404	822,127
		1,305,302	1,714,557

CELLULAR SERVICES (3.2%)
Nextel Partners, Inc. - Class A (b)	52,500	419,946	870,450
		419,946	870,450

COMPUTER SERVICES/SOFTWARE (8.4%)
Immersion Corporation (b)(d)	371,100	4,283,769	1,977,963
Niku Corporation (b)	20,700	256,040	314,640
		4,539,809	2,292,603

ENERGY (1.3%)
Spinnaker Exploration Company (b)	10,000	215,100	350,400
		215,100	350,400

INTERNET SERVICES (5.6%)
iPass Inc. (b)	94,300	1,225,422	564,857
j2 Global Communications, Inc. (b)	2,500	62,954	78,975
Salesforce.com, Inc. (b)	19,600	273,679	306,348
Shanda Interactive Entertainment Ltd. ADR (b)(e)	24,700	528,301	592,800
		2,090,356	1,542,980

MEDIA (2.8%)
Entravision Communications Corporation - Class A (b)	102,000	624,992	776,220
		624,992	776,220

MEDICAL DEVICES (6.4%)
Advanced Neuromodulation Systems, Inc. (b)	18,000	503,806	546,300
Align Technology, Inc. (b)	47,700	712,184	728,856
Intuitive Surgical, Inc. (b)	19,500	351,000	482,625
		1,566,990	1,757,781

MISCELLANEOUS (1.9%)
Japan Smaller Capitalization Fund, Inc. (b)	23,000	277,688	255,070
Youbet.com, Inc. (b)	96,400	321,590	266,064
		599,278	521,134

NATIONAL RADIO (28.9%)
Sirius Satellite Radio Inc. (b)	275,700	765,949	882,240
XM Satellite Radio Holdings Inc. - Class A (b)	225,300	1,205,354	6,988,806
		1,971,303	7,871,046

PHARMACEUTICALS (8.3%)
Angiotech Pharmaceuticals, Inc. (b)(e)	28,300	412,768	573,641
The Medicines Company (b)	8,800	191,178	212,432
Sepracor Inc. (b)(e)	30,100	1,400,441	1,468,278
		2,004,387	2,254,351

RADIO (3.2%)
Spanish Broadcasting System, Inc. - Class A (b)	88,000	709,118	865,920
		709,118	865,920

RESTAURANTS (5.5%)
The Cheesecake Factory Incorporated (b)	6,900	221,815	299,460
Famous Dave's of America, Inc. (b)	158,700	357,649	1,190,250
Red Robin Gourmet Burgers Inc. (b)	100	2,468	4,367
		581,932	1,494,077

SEMICONDUCTORS (2.2%)
Cirrus Logic, Inc. (b)	49,700	243,207	237,069
Silicon Laboratories Inc. (b)	11,100	581,203	367,299
		824,410	604,368

TELECOMMUNICATIONS INFRASTRUCTURE (1.3%)
Net2Phone, Inc. (b)	110,000	$695,800	$354,200
		695,800	354,200

WIRELESS (0.6%)
At Road, Inc. (b)	38,500	416,258	162,470
		416,258	162,470
Total Common Stocks (94.2%)		21,015,205	25,691,320

Jundt U.S. Emerging Growth Fund
Schedule of Investments (unaudited)(concluded)	September 30, 2004

SHORT-TERM SECURITIES	Principal			Market
REPURCHASE AGREEMENT (6.5%)	Amount	Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 1.2500%
acquired on 9/30/04 and due 10/1/04 with proceeds
of $1,769,00 collateralized by $1,769,000
FGLMC, 5.00%, due 4/1/2033, value including
accrued interest, $1,804,527.	$1,769,000	$1,769,000		$1,769,000
Total Short-Term Securities (6.5%)		1,769,000		1,769,000
Total investments in securities (100.7%)		$22,784,205	(c)	27,460,320
Liabilities in excess of other assets (-0.7%)				(185,303)

Net Assets (100.0%)				$27,275,017

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was $22,784,205. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$9,410,628
Gross unrealized depreciation	(4,734,513)
Net unrealized appreciation	$4,676,115

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

	Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
Immersion Corporation	$4,415,582	$-	$131,813	$4,283,769	$1,977,963	$-	$(508,783)
Total	$4,415,582	$-	$131,813	$4,283,769	$1,977,963	$-	$(508,783)

(e)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

Jundt Opportunity Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (11.3%)
Amgen Inc. (b)	25,000	$1,395,542		$1,417,000
Cephalon, Inc. (b)	2,800	146,108		134,120
Exelixis, Inc. (b)	145,000	1,198,604		1,168,700
MGI Pharma, Inc. (b)	13,000	314,235		346,970
Telik, Inc. (b)	45,000	805,480		1,003,500
		3,859,969		4,070,290

CABLE (9.4%)
Charter Communications, Inc. - Class A (b)	700,000	1,759,327		1,862,000
Comcast Corporation - Class A (b)	44,000	1,167,643		1,228,480
Mediacom Communications Corporation - Class A (b)	45,000	245,236		293,850
		3,172,206		3,384,330

CELLULAR SERVICES (7.4%)
Nextel Communications, Inc. - Class A (b)	48,800	1,157,869		1,163,392
Nextel Partners, Inc. - Class A (b)	90,700	1,258,193		1,503,806
		2,416,062		2,667,198

COMPUTER HARDWARE (3.3%)
SanDisk Corporation (b)	40,000	962,220		1,164,800
		962,220		1,164,800

COMPUTER SERVICES/SOFTWARE (9.5%)
Immersion Corporation (b)(d)	499,100	5,794,469		2,660,203
Microsoft Corporation	26,300	717,251		727,195
		6,511,720		3,387,398

DISCOUNT (8.5%)
Costco Wholesale Corporation	26,100	1,062,644		1,084,716
Kmart Holding Corporation (b)	2,900	238,373		253,663
Target Corporation	16,800	707,955		760,200
Wal-Mart Stores, Inc.	17,500	919,911		931,000
		2,928,883		3,029,579

INTERNET SERVICES (2.1%)
iPass Inc. (b)	122,400	1,566,906		733,176
		1,566,906		733,176

MEDICAL DEVICES (9.3%)
Boston Scientific Corporation (b)	46,300	1,814,730		1,839,499
Varian Medical Systems, Inc. (b)	20,000	663,961		691,400
Zimmer Holdings, Inc. (b)	10,000	710,082		790,400
		3,188,773		3,321,299

MISCELLANEOUS (1.1%)
iShares MSCI Japan Index Fund	40,900	405,957		396,730
		405,957		396,730

NATIONAL RADIO (29.4%)
XM Satellite Radio Holdings Inc. - Class A (b)(f)	340,000	2,139,023		10,546,800
		2,139,023		10,546,800

PHARMACEUTICALS (4.2%)
Sepracor Inc. (b)	31,100	1,469,946		1,517,058
		1,469,946		1,517,058

SATELLITE TELEVISION (3.7%)
The DIRECTV Group, Inc. (b)	20,000	537,493		351,800
EchoStar Communications Corporation - Class A (b)	31,500	936,370		980,280
		1,473,863		1,332,080

SEMICONDUCTORS (4.8%)
Intel Corporation	44,100	982,578		884,646
KLA-Tencor Corporation (b)	20,000	843,626		829,600
		1,826,204		1,714,246

SPECIALTY (3.0%)
Amazon.com, Inc. (b)	26,700	1,137,608		1,090,962
		1,137,608		1,090,962

TELECOMMUNICATIONS INFRASTRUCTURE (3.0%)
Cisco Systems, Inc.	19,500	407,412		352,950
Openwave Systems Inc. (b)	80,000	799,581		705,600
		1,206,993		1,058,550

WIRELESS (4.9%)
Research In Motion Limited (b)(e)(g)	23,000	1,527,774		1,755,820
		1,527,774		1,755,820
Total Common Stocks (114.9%)		35,794,107		41,170,316

Total investments in securities (114.9%)		$35,794,107	(c)	41,170,316
Liabilities in excess of other assets (-14.9%)				(5,328,271)

Net Assets (100.0%)				$35,842,045

Jundt Opportunity Fund
Schedule of Investments (unaudited)(concluded)	September 30, 2004

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total marketvalue to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was $35,794,107. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$10,692,757
Gross unrealized depreciation	(5,316,548)
Net unrealized appreciation	$5,376,209

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

	Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
Immersion Corporation	$5,794,469	$-	$-	$5,794,469	$2,660,203	$-	$-
Total	$5,794,469	$-	$-	$5,794,469	$2,660,203	$-	$-

(e)	Schedule of Options Written

Contracts (100 shares per contract)		Market Value
Call Options
	Research In Motion Limited
58	Expiration December 2004, Exercise Price $70.00	$59,740
	Research In Motion Limited
49	Expiration December 2004, Exercise Price $80.00	26,950
107	Total Call Options Written (Premiums received $67,207)	$86,690

(f)	Securities pledged, with a market value of $1,675,080, as collateral for the following short sales entered into as of September 30, 2004:

Shares	Issue	Market Value
40,300	Merge Technologies Incorporated	$694,933
Total		$694,933

(g)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

Jundt Twenty-Five Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (10.6%)
Amgen Inc. (b)	6,300	$358,113		$357,084
Gilead Sciences, Inc. (b)	7,200	249,310		269,136
ImClone Systems Incorporated (b)	4,600	265,677		243,110
		873,100		869,330

CABLE (13.2%)
Charter Communications, Inc. - Class A (b)	233,400	574,518		620,844
Comcast Corporation - Class A (b)	16,500	393,156		460,680
		967,674		1,081,524

CELLULAR SERVICES (7.5%)
Nextel Communications, Inc. - Class A (b)	11,000	260,714		262,240
Nextel Partners, Inc. - Class A (b)	21,400	297,838		354,812
		558,552		617,052

COMPUTER HARDWARE (3.5%)
SanDisk Corporation (b)	9,900	251,321		288,288
		251,321		288,288

COMPUTER SERVICES/SOFTWARE (9.7%)
Immersion Corporation (b)(d)	116,600	2,440,561		621,478
Microsoft Corporation	6,200	170,934		171,430
		2,611,495		792,908

DISCOUNT (10.6%)
Costco Wholesale Corporation	6,000	244,694		249,360
The Home Depot, Inc.	700	22,274		27,440
Kmart Holding Corporation (b)	700	57,538		61,229
Target Corporation	4,900	208,223		221,725
Wal-Mart Stores, Inc.	5,900	310,328		313,880
		843,057		873,634

MEDICAL DEVICES (11.9%)
Boston Scientific Corporation (b)	10,700	412,807		425,111
C. R. Bard, Inc.	2,000	107,929		113,260
Varian Medical Systems, Inc. (b)	5,200	173,019		179,764
Zimmer Holdings, Inc. (b)	3,300	238,914		260,832
		932,669		978,967

MISCELLANEOUS (1.1%)
iShares MSCI Japan Index Fund	9,100	90,323		88,270
		90,323		88,270

NATIONAL RADIO (24.0%)
XM Satellite Radio Holdings Inc. - Class A (b)	63,480	691,712		1,969,150
		691,712		1,969,150

PHARMACEUTICALS (3.0%)
Sepracor Inc. (b)	5,100	255,373		248,778
		255,373		248,778

SATELLITE TELEVISION (4.3%)
The DIRECTV Group, Inc. (b)	7,900	79,940		138,961
EchoStar Communications Corporation (b)	6,900	204,936		214,728
		284,876		353,689

SEMICONDUCTORS (4.1%)
Intel Corporation	16,700	394,129		335,002
		394,129		335,002

SPECIALTY (3.3%)
Amazon.com, Inc. (b)	6,600	281,159		269,676
		281,159		269,676

TELECOMMUNICATIONS INFRASTRUCTURE (2.6%)
Cisco Systems, Inc. (b)	11,800	241,508		213,580
		241,508		213,580
Total Common Stocks (109.4%)		9,276,948		8,979,848

Total Investments in securities (109.4%)		$9,276,948	(c)	8,979,848
Liabilities in excess of other assets (-9.4%)				(770,975)
Net Assets (100.0%)				$8,208,873

Jundt Twenty-Five Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2004

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was $9,276,948. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$1,739,945
Gross unrealized depreciation	(2,037,045)
Net unrealized depreciation	$(297,100)

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

	Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
Immersion Corporation	$2,440,561	$-	$-	$2,440,561	$621,478	$-	$-
Total	$2,440,561	$-	$-	$2,440,561	$621,478	$-	$-

Jundt Mid-Cap Growth Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (8.5%)
Cephalon, Inc. (b)	400	22,470	19,160
Geron Corporation (b)	5,900	92,835	35,341
ImClone Systems Incorporated (b)	4,000	229,779	211,400
NPS Pharmaceuticals, Inc. (b)	8,100	240,696	176,418
Telik, Inc. (b)	2,000	40,000	44,600
		625,780	486,919

CABLE (6.9%)
Charter Communications, Inc. - Class A (b)	100,000	258,466	266,000
Insight Communications Company, Inc. (b)	15,000	206,378	132,000
		464,844	398,000

CELLULAR SERVICES (5.1%)
Nextel Partners, Inc. - Class A (b)	17,800	172,420	295,124
		172,420	295,124

COMPUTER HARDWARE (2.3%)
Network Appliance, Inc. (b)	1,600	16,576	36,800
SanDisk Corporation (b)	3,300	87,167	96,096
		103,743	132,896

ENERGY (1.6%)
GlobalSantaFe Corporation (d)	3,000	74,006	91,950
		74,006	91,950

INTERNET SERVICES (5.8%)
iPass Inc. (b)	18,300	240,737	109,617
j2 Global Communications, Inc. (b)	3,100	84,704	97,929
Shanda Interactive Entertainment Ltd ADR (b)(d)	5,300	113,291	127,200
		438,732	334,746

MEDIA (0.8%)
Entravision Communications Corporation - Class A (b)	6,200	52,242	47,182
		52,242	47,182

MEDICAL DEVICES (6.0%)
Align Technology, Inc. (b)	10,200	150,889	155,856
Animas Corporation (b)	4,000	62,177	64,400
Varian Medical Systems, Inc. (b)	3,500	116,633	120,995
		329,699	341,251

MISCELLANEOUS (1.5%)
Global Payments Inc.	1,200	62,270	64,260
Harman International Industries, Incorporated	200	17,004	21,550
		79,274	85,810

NATIONAL RADIO (27.0%)
XM Satellite Radio Holdings Inc. - Class A (b)	50,000	333,891	1,551,000
		333,891	1,551,000

PHARMACEUTICALS (7.0%)
Angiotech Pharmaceuticals, Inc. (b)(d)	2,700	42,429	54,729
The Medicines Company (b)	1,900	38,444	45,866
Sepracor Inc. (b)	6,200	289,139	302,436
		370,012	403,031
RADIO (3.0%)
Spanish Broadcasting System, Inc. - Class A (b)	17,300	152,869	170,232
		152,869	170,232

RESTAURANTS (3.7%)
The Cheesecake Factory Incorporated (b)	2,900	93,227	125,860
P.F. Chang's China Bistro, Inc. (b)	1,700	79,648	82,433
Red Robin Gourmet Burgers Inc. (b)	100	2,468	4,367
		175,343	212,660
SEMICONDUCTOR (1.7%)
Cirrus Logic, Inc. (b)	10,200	49,914	48,654
Silicon Laboratories Inc. (b)	1,400	75,640	46,326
		125,554	94,980

WIRELESS (0.8%)
Linktone Ltd. ADR (b)(d)	5,500	58,037	45,375
		58,037	45,375
Total Common Stocks (81.7%)		3,556,446	4,691,156

Jundt Mid-Cap Growth Fund
Schedule of Investments (unaudited)(concluded)	September 30, 2004

SHORT-TERM SECURITIES	Principal			Market
REPURCHASE AGREEMENT (18.4% )	Amount	Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 1.2500% acquired on 9/30/04 and due 10/1/04 with proceeds of $1,056,000 collateralized by $1,056,000 FGLMC, 5.00%, due 4/1/2033, value including accrued interest, $1,077,392.	$1,056,000	$1,056,000		$1,056,000
Total Short-Term Securities (18.4%)		1,056,000		1,056,000
Total investments in securities (100.1%)		$4,612,446	(c)	5,747,156
Liabilities in excess of other assets (-0.1%)				(8,425)
Net Assets (100.0%)				$5,738,731

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was $4,612,446. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$1,551,308
Gross unrealized depreciation	(416,598)
Net unrealized appreciation	$1,134,710

(d)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

Jundt Science & Technology Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (10.8%)
Amgen Inc. (b)	600	$32,578		$34,008
Bioenvision, Inc. (b)	800	6,797		6,392
EntreMed, Inc. (b)	9,100	28,948		15,743
Exelixis, Inc. (b)	2,500	21,590		20,150
		89,913		76,293

CABLE (9.2%)
Charter Communications, Inc. - Class A (b)	1,800	6,576		4,788
Comcast Corporation - Class A (b)	1,200	33,312		33,504
Mediacom Communications Corporation - Class A (b)	4,000	25,829		26,120
		65,717		64,412

CELLULAR SERVICES (2.2%)
Nextel Communications, Inc. - Class A (b)	100	2,279		2,384
Nextel Partners, Inc. - Class A (b)	800	11,760		13,264
		14,039		15,648

COMPUTER HARDWARE (2.1%)
SanDisk Corporation (b)	500	13,993		14,560
		13,993		14,560

COMPUTER SERVICES/SOFTWARE (9.2%)
Immersion Corporation (b)(d)	10,400	101,837		55,432
Niku Corporation (b)	600	7,421		9,120
		109,258		64,552

INTERNET SERVICES (3.2%)
iPass Inc. (b)	2,700	35,081		16,173
j2 Global Communications, Inc. (b)	200	5,465		6,318
		40,546		22,491

MEDICAL DEVICES (17.0%)
Advanced Neuromodulation Systems, Inc. (b)	500	14,375		15,175
Boston Scientific Corporation (b)	900	33,134		35,757
C. R. Bard, Inc.	200	10,793		11,326
Intuitive Surgical, Inc. (b)	500	7,410		12,375
Natus Medical Incorporated (b)	1,200	7,812		8,304
Varian Medical Systems, Inc. (b)	600	19,528		20,742
Zimmer Holdings, Inc. (b)	200	14,368		15,808
		107,420		119,487

NATIONAL RADIO (30.9%)
XM Satellite Radio Holdings Inc. - Class A (b)	7,000	35,925		217,140
		35,925		217,140

PHARMACEUTICALS (9.4%)
The Medicines Company (b)	200	3,613		4,828
Sepracor Inc. (b)	800	37,294		39,024
Wyeth	600	21,216		22,440
		62,123		66,292

SEMICONDUCTORS (9.1%)
Advanced Micro Devices (b)	800	10,159		10,400
Intel Corporation	1,500	33,747		30,090
Silicon Laboratories Inc. (b)	700	35,537		23,163
		79,443		63,653

TELECOMMUNICATIONS INFRASTRUCTURE (2.1%)
Cisco Systems, Inc. (b)	800	16,725		14,480
		16,725		14,480

WIRELESS (7.5%)
Linktone Ltd. ADR (b)(f)	800	8,400		6,600
Research In Motion Limited (b)(e)(f)	600	39,288		45,804
		47,688		52,404
Total Common Stocks (112.7%)		682,790		791,412

Total investments in securities (112.7%)		$682,790	(c)	791,412
Liabilities in excess of other assets (-12.7%)				(89,079)
Net Assets (100.0%)				$702,333

Jundt Science & Technology Fund
Schedule of Investments (unaudited)(concluded)	September 30, 2004

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was $682,790. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$216,231
Gross unrealized depreciation	(107,609)
Net unrealized appreciation	$108,622

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Science & Technology Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004.

The activity for investments in Common Stocks of Affiliates is as follows:

	Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
Immersion Corporation	$199,365	$-	$97,528	$101,837	$55,432	$-	$(91,282)
Total	$199,365	$-	$97,528	$101,837	$55,432	$-	$(91,282)

(e)	Schedule of Options Written

Contracts (100 shares per contract)		Market Value
Call Options
	Research In Motion Limited
3	Expiration December 2004, Exercise Price $70.00	$3,090
	Research In Motion Limited
1	Expiration December 2004, Exercise Price $80.00	550
4	Total Call Options Written (Premiums received $2,668)	$3,640

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jundt Funds, Inc.

By (Signature and Title)   /s/ James R. Jundt
          James R. Jundt, Chairman of the Board

Date    11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Marcus E. Jundt
           Marcus E. Jundt, President

Date   11/23/04

By (Signature and Title)    /s/ Gerald M. Fitterer
                Gerald M. Fitterer, Treasurer

Date    11/23/04